UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2013 Semiannual Report to Shareholders

DWS Unconstrained Income Fund

Contents

4 Letter to Shareholders
5 Performance Summary
9 Portfolio Management Team
10 Portfolio Summary
11 Investment Portfolio
50 Statement of Assets and Liabilities
53 Statement of Operations
54 Statement of Changes in Net Assets
55 Financial Highlights
59 Notes to Financial Statements
76 Information About Your Fund's Expenses
78 Summary of Management Fee Evaluation by Independent Fee Consultant
82 Account Management Resources
84 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? First, stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Next, make a point of checking your asset allocation every year or so. Objectives may change over time, and periods of market volatility can shift a portfolio away from your established target allocation. Finally, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,
Douglas Beck, CFA President, DWS Funds

Performance Summary April 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	3.89%	9.49%	7.77%	7.69%
Adjusted for the Maximum Sales Charge (max 2.75% load)	1.03%	6.48%	7.17%	7.39%
Barclays U.S. Universal Index†	1.44%	4.73%	6.07%	5.40%
Barclays U.S. Aggregate Bond Index††	0.90%	3.68%	5.72%	5.04%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.95%	7.64%	7.98%
Adjusted for the Maximum Sales Charge (max 2.75% load)		5.95%	7.04%	7.68%
Barclays U.S. Universal Index†		4.72%	5.86%	5.41%
Barclays U.S. Aggregate Bond Index††		3.77%	5.47%	5.02%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	3.66%	8.56%	6.92%	6.83%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	-0.34%	5.56%	6.77%	6.83%
Barclays U.S. Universal Index†	1.44%	4.73%	6.07%	5.40%
Barclays U.S. Aggregate Bond Index††	0.90%	3.68%	5.72%	5.04%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.02%	6.80%	7.10%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		5.02%	6.64%	7.10%
Barclays U.S. Universal Index†		4.72%	5.86%	5.41%
Barclays U.S. Aggregate Bond Index††		3.77%	5.47%	5.02%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	3.70%	8.63%	6.98%	6.85%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.70%	8.63%	6.98%	6.85%
Barclays U.S. Universal Index†	1.44%	4.73%	6.07%	5.40%
Barclays U.S. Aggregate Bond Index††	0.90%	3.68%	5.72%	5.04%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.10%	6.85%	7.14%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		8.10%	6.85%	7.14%
Barclays U.S. Universal Index†		4.72%	5.86%	5.41%
Barclays U.S. Aggregate Bond Index††		3.77%	5.47%	5.02%
Class S	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 4/30/13
No Sales Charges	4.20%	9.70%	7.98%	6.99%
Barclays U.S. Universal Index†	1.44%	4.73%	6.07%	5.54%
Barclays U.S. Aggregate Bond Index††	0.90%	3.68%	5.72%	5.29%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		9.15%	7.90%	6.87%
Barclays U.S. Universal Index†		4.72%	5.86%	5.46%
Barclays U.S. Aggregate Bond Index††		3.77%	5.47%	5.21%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2013 are 1.05%, 1.88%, 1.80% and 0.86% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class S commenced operations on February 1, 2005. The performance shown for the index is for the time period of January 31, 2005 through April 30, 2013 (through March 31, 2013 for the most recent calendar quarter end returns), which is based on the performance period of the life of Class S.

† The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index. On May 1, 2013, the Barclays U.S. Universal Index replaced the Barclays U.S. Aggregate Bond Index as the fund's primary benchmark index because the Advisor believes that it more accurately reflects the fund's investment strategy.

†† The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class B	Class C	Class S
Net Asset Value
4/30/13	$5.13	$5.14	$5.17	$5.14
10/31/12	$5.06	$5.06	$5.09	$5.06
Distribution Information as of 4/30/13
Income Dividends, Six Months	$.11	$.09	$.09	$.11
April Income Dividend	$.0178	$.0143	$.0147	$.0187
Capital Gain Distributions, Six Months	$.02	$.02	$.02	$.02
SEC 30-day Yield‡‡	2.68%	1.92%	2.02%	2.92%
Current Annualized Distribution Rate‡‡	4.16%	3.34%	3.41%	4.37%

†† The SEC yield is net investment income per share earned over the month ended April 30, 2013, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 2.67%, 1.88%, 2.01% and 2.91% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.15%, 3.30%, 3.40% and 4.36% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Portfolio Management Team

Gary Russell, CFA, Managing Director

Lead Portfolio Manager of the fund. Joined the fund in 2006.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

• Head of US High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2005.

• Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

• Portfolio Manager for Retail Fixed Income: New York.

• BIS, University of Minnesota.

John D. Ryan, Director

Portfolio Manager of the fund. Joined the fund in 2010.

• Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

• Over 19 years of investment industry experience.

• BA in Economics, University of Chicago; MBA, University of Chicago.

Philip G. Condon, Managing Director

Portfolio Manager of the fund. Joined the fund in 2011.

• Head of US Retail Fixed Income Funds.

• Joined Deutsche Asset & Wealth Management in 1983.

• BA and MBA, University of Massachusetts at Amherst.

Darwei Kung, Director

Portfolio Manager of the fund. Joined the fund in 2011.

• Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

• Portfolio Manager: New York.

• BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Subadvisor

QS Investors, LLC ("QS Investors"), New York, New York, is the subadvisor for the portion of assets allocated from time to time to the fund's global tactical asset allocation ("GTAA") overlay strategy. Effective May 31, 2013, QS Investors will no longer serve as subadvisor to the fund, and the fund will no longer utilize the GTAA strategy.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 55.4%
Consumer Discretionary 6.4%
313 Group, Inc., 144A, 6.375%, 12/1/2019		235,000	236,763
AMC Entertainment, Inc., 8.75%, 6/1/2019		590,000	649,737
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	109,250
Arcelik AS, 144A, 5.0%, 4/3/2023		1,000,000	1,027,500
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		465,000	525,450
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023 (b)		250,000	257,813
8.25%, 1/15/2019		555,000	616,744
BC Mountain LLC, 144A, 7.0%, 2/1/2021		245,000	263,375
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	421,575
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020 (b)		195,000	212,550
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		545,000	596,775
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		570,000	577,064
Cablevision Systems Corp., 8.0%, 4/15/2020		65,000	74,750
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		850,000	820,250
11.25%, 6/1/2017		1,610,000	1,702,575
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		225,000	238,500
CCO Holdings LLC:
5.25%, 9/30/2022		1,420,000	1,446,625
5.75%, 1/15/2024 (c)		1,895,000	1,973,169
6.5%, 4/30/2021		825,000	895,125
6.625%, 1/31/2022		465,000	511,500
7.0%, 1/15/2019		125,000	135,781
7.25%, 10/30/2017		520,000	562,900
7.375%, 6/1/2020		55,000	61,738
7.875%, 4/30/2018		220,000	233,970
8.125%, 4/30/2020 (b)		145,000	163,850
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		250,000	262,188
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		1,300,000	1,384,500
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		150,000	144,563
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		355,000	376,300
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		295,000	313,437
Series B, 144A, 6.5%, 11/15/2022		415,000	445,087
Series A, 7.625%, 3/15/2020		115,000	122,763
Series B, 7.625%, 3/15/2020		1,810,000	1,950,275
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,469
Columbus International, Inc., 144A, 11.5%, 11/20/2014		1,400,000	1,557,500
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		630,000	652,394
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	368,062
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		405,000	413,100
Delphi Corp., 5.0%, 2/15/2023 (b)		350,000	378,875
DISH DBS Corp.:
6.625%, 10/1/2014		335,000	355,937
6.75%, 6/1/2021		470,000	507,600
7.125%, 2/1/2016		620,000	685,100
7.875%, 9/1/2019		45,000	51,300
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		270,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		435,000	440,437
Harron Communications LP, 144A, 9.125%, 4/1/2020		290,000	328,787
Hertz Corp.:
144A, 4.25%, 4/1/2018		225,000	233,719
6.75%, 4/15/2019		315,000	348,862
7.5%, 10/15/2018		905,000	1,001,156
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		250,000	269,687
L Brands, Inc., 7.0%, 5/1/2020		120,000	140,250
Lear Corp., 8.125%, 3/15/2020		176,000	198,220
Libbey Glass, Inc., 6.875%, 5/15/2020		121,000	132,646
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		580,000	631,475
Mattel, Inc., 5.45%, 11/1/2041		836,600	953,378
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		190,000	197,600
Mediacom Broadband LLC, 6.375%, 4/1/2023		430,000	451,500
Mediacom LLC:
7.25%, 2/15/2022		115,000	127,075
9.125%, 8/15/2019		245,000	273,787
MGM Resorts International:
6.625%, 12/15/2021 (b)		1,595,000	1,732,569
144A, 6.75%, 10/1/2020 (b)		185,000	203,038
7.625%, 1/15/2017		585,000	663,975
144A, 8.625%, 2/1/2019		905,000	1,072,425
National CineMedia LLC:
6.0%, 4/15/2022		225,000	245,250
7.875%, 7/15/2021		275,000	310,062
Norcraft Companies LP, 10.5%, 12/15/2015		555,000	581,362
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		430,000	461,175
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK) (b)		500,000	521,875
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		220,000	229,350
Regal Entertainment Group:
5.75%, 2/1/2025		65,000	65,488
9.125%, 8/15/2018 (b)		190,000	212,800
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021 (c)		180,000	181,350
Sabre Holdings Corp., 8.35%, 3/15/2016		335,000	371,431
SACI Falabella, 144A, 3.75%, 4/30/2023		2,000,000	2,004,000
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		280,000	302,400
144A, 7.804%, 10/1/2020		320,000	350,298
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021 (b)		1,250,000	1,087,500
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		915,000	1,024,800
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		525,000	575,531
Starz LLC, 144A, 5.0%, 9/15/2019		210,000	219,188
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		325,000	332,312
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (b)		195,000	203,044
Travelport LLC, 144A, 13.875%, 3/1/2016 (PIK) (b)		54,000	54,270
UCI International, Inc., 8.625%, 2/15/2019		130,000	136,663
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,080,000	1,117,800
144A, 7.5%, 3/15/2019		445,000	488,387
144A, 7.5%, 3/15/2019	EUR	165,000	237,940
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	505,000	749,689
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	65,550
144A, 7.875%, 11/1/2020		135,000	151,875
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	535,000	785,453
Videotron Ltd., 9.125%, 4/15/2018		225,000	236,813
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		215,000	240,263
Visteon Corp., 6.75%, 4/15/2019		193,000	208,199
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		360,000	386,100
			47,848,583
Consumer Staples 3.4%
Agrokor DD, 144A, 8.875%, 2/1/2020		1,500,000	1,675,500
Alicorp SAA, 144A, 3.875%, 3/20/2023		1,750,000	1,754,375
Alliance One International, Inc., 10.0%, 7/15/2016		145,000	153,976
Altria Group, Inc., 9.95%, 11/10/2038		855,000	1,424,914
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022 (b)		2,000,000	1,965,000
Cencosud SA, 144A, 5.5%, 1/20/2021		1,800,000	1,953,320
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		235,000	252,038
ConAgra Foods, Inc., 3.25%, 9/15/2022		305,000	313,063
Constellation Brands, Inc.:
3.75%, 5/1/2021 (c)		300,000	300,000
4.25%, 5/1/2023 (c)		415,000	415,000
6.0%, 5/1/2022		100,000	115,375
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		2,600,000	3,035,500
Corp Pesquera Inca SAC, 144A, 9.0%, 2/10/2017		1,000,000	1,073,000
Del Monte Corp., 7.625%, 2/15/2019		450,000	479,813
Delhaize Group SA, 4.125%, 4/10/2019		1,285,000	1,397,441
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		105,000	109,200
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		760,000	839,800
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,025,000	1,132,625
MHP SA, 144A, 8.25%, 4/2/2020		1,650,000	1,629,150
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,050,000	1,296,750
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		1,500,000	1,473,750
NBTY, Inc., 9.0%, 10/1/2018		140,000	157,675
Pilgrim's Pride Corp., 7.875%, 12/15/2018		355,000	385,175
Smithfield Foods, Inc.:
6.625%, 8/15/2022		275,000	305,250
7.75%, 7/1/2017		825,000	969,375
Sun Products Corp., 144A, 7.75%, 3/15/2021		450,000	464,625
Tops Holding Corp., 144A, 8.875%, 12/15/2017		140,000	156,275
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		460,000	500,250
			25,728,215
Energy 7.7%
Access Midstream Partners LP:
4.875%, 5/15/2023		315,000	325,237
6.125%, 7/15/2022		335,000	368,500
Afren PLC, 144A, 10.25%, 4/8/2019		1,000,000	1,192,500
Arch Coal, Inc.:
7.0%, 6/15/2019 (b)		125,000	115,938
7.25%, 10/1/2020		110,000	101,200
Berry Petroleum Co.:
6.375%, 9/15/2022		260,000	277,875
6.75%, 11/1/2020		1,130,000	1,228,875
10.25%, 6/1/2014		235,000	253,800
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		215,000	236,500
8.625%, 10/15/2020		225,000	251,438
Chaparral Energy, Inc.:
7.625%, 11/15/2022		170,000	187,850
144A, 7.625%, 11/15/2022		270,000	295,650
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		125,000	135,625
Chesapeake Oilfield Operating LLC, 144A, 7.125%, 11/15/2019		145,000	149,350
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	661,250
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		125,000	134,375
8.5%, 12/15/2019		55,000	60,225
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		75,000	79,969
5.0%, 9/15/2022		180,000	195,750
7.125%, 4/1/2021		175,000	201,688
7.375%, 10/1/2020		185,000	213,675
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		295,000	308,275
Crosstex Energy LP:
7.125%, 6/1/2022		110,000	119,350
8.875%, 2/15/2018		305,000	333,212
DCP Midstream Operating LP, 3.875%, 3/15/2023		1,250,000	1,280,905
Denbury Resources, Inc., 4.625%, 7/15/2023		625,000	631,250
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		430,000	466,550
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		730,000	786,575
El Paso LLC, 7.25%, 6/1/2018		280,000	327,343
Enterprise Products Operating LLC, 3.35%, 3/15/2023		3,000,000	3,131,829
EP Energy LLC:
6.875%, 5/1/2019		355,000	388,725
7.75%, 9/1/2022 (b)		190,000	218,025
9.375%, 5/1/2020		160,000	186,400
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (b)		555,000	591,075
EV Energy Partners LP, 8.0%, 4/15/2019		875,000	931,875
FMC Technologies, Inc., 3.45%, 10/1/2022		260,000	267,734
Frontier Oil Corp., 6.875%, 11/15/2018		280,000	303,450
Global Geophysical Services, Inc., 10.5%, 5/1/2017		510,000	453,900
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021 (b)		1,975,000	2,118,187
144A, 9.75%, 7/15/2020		330,000	360,525
Holly Energy Partners LP:
6.5%, 3/1/2020		110,000	118,800
8.25%, 3/15/2018		305,000	330,544
HollyFrontier Corp., 9.875%, 6/15/2017		450,000	476,109
KazMunayGas National Co. JSC, 144A, 5.75%, 4/30/2043		2,700,000	2,748,183
Kinder Morgan Energy Partners LP, 5.8%, 3/1/2021		1,144,000	1,384,144
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (b)		320,000	337,600
Linn Energy LLC:
144A, 6.25%, 11/1/2019		710,000	741,950
6.5%, 5/15/2019		135,000	143,100
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		585,000	617,175
144A, 6.5%, 3/15/2021		240,000	257,400
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		455,000	464,100
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		240,000	264,000
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		570,000	595,650
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		1,070,000	1,177,000
6.875%, 1/15/2023		165,000	183,150
7.25%, 2/1/2019		260,000	282,100
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		530,000	551,200
144A, 7.5%, 11/1/2019 (b)		665,000	716,537
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		1,300,000	793,000
Pacific Rubiales Energy Corp., 144A, 5.125%, 3/28/2023 (b)		2,950,000	3,038,500
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		750,000	723,000
5.375%, 4/12/2027		2,800,000	1,960,000
144A, 8.5%, 11/2/2017		1,500,000	1,451,250
Plains Exploration & Production Co.:
6.125%, 6/15/2019		245,000	271,644
6.75%, 2/1/2022		545,000	615,850
6.875%, 2/15/2023		1,185,000	1,349,419
7.625%, 6/1/2018		345,000	360,525
PT Pertamina Persero, 144A, 6.5%, 5/27/2041		1,250,000	1,415,625
Quicksilver Resources, Inc., 11.75%, 1/1/2016		290,000	309,938
Range Resources Corp., 144A, 5.0%, 3/15/2023		130,000	138,450
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		115,000	119,025
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022 (b)		2,750,000	3,099,525
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		885,000	915,975
144A, 5.625%, 4/15/2023		200,000	205,500
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	113,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		635,000	658,812
SESI LLC:
6.375%, 5/1/2019		245,000	265,825
7.125%, 12/15/2021		700,000	796,250
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018 (b)		310,000	331,700
Swift Energy Co., 7.875%, 3/1/2022		540,000	562,950
Talos Production LLC, 144A, 9.75%, 2/15/2018		500,000	492,500
Tesoro Corp.:
4.25%, 10/1/2017 (b)		220,000	231,550
5.375%, 10/1/2022		160,000	170,400
Transocean, Inc., 3.8%, 10/15/2022		480,000	487,048
Transportadora de Gas del Peru SA, 144A, 4.25%, 4/30/2028		2,000,000	1,998,000
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		2,200,000	2,425,500
Venoco, Inc., 8.875%, 2/15/2019		615,000	619,612
WPX Energy, Inc., 5.25%, 1/15/2017		250,000	267,500
			57,449,070
Financials 17.0%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		325,000	312,000
AerCap Aviation Solutions BV, 6.375%, 5/30/2017 (b)		490,000	529,200
Akbank TAS, 144A, 5.0%, 10/24/2022 (b)		1,800,000	1,917,000
Ally Financial, Inc.:
5.5%, 2/15/2017		385,000	419,621
6.25%, 12/1/2017		570,000	646,898
8.0%, 3/15/2020		650,000	817,375
8.3%, 2/12/2015		810,000	900,112
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		215,000	224,675
American International Group, Inc., 3.8%, 3/22/2017		530,000	575,049
American Tower Corp., (REIT), 3.5%, 1/31/2023		420,000	424,305
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	121,825
7.0%, 5/20/2022		110,000	122,925
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	1,045,180
Antero Resources Finance Corp.:
7.25%, 8/1/2019		310,000	336,350
9.375%, 12/1/2017		425,000	462,188
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		905,000	997,762
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		425,000	439,875
Atlantic Finance Ltd., (REIT), 144A, 10.75%, 5/27/2014		2,000,000	2,168,070
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		456,000	479,940
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		1,400,000	1,404,900
Banco de Credito e Inversiones:
144A, 3.0%, 9/13/2017		2,000,000	2,051,210
144A, 4.0%, 2/11/2023		3,000,000	3,017,973
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017		2,000,000	2,130,000
Bancolombia SA:
5.125%, 9/11/2022		1,750,000	1,787,625
5.95%, 6/3/2021		1,500,000	1,691,250
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		1,300,000	1,346,644
Bank of America Corp., 3.3%, 1/11/2023		1,175,000	1,190,074
Bank of Ireland Mortgage Bank, Series 6, 4.0%, 7/5/2013	EUR	4,150,000	5,490,026
Barclays Bank PLC, 7.625%, 11/21/2022		1,510,000	1,540,200
BBVA Bancomer SA:
144A, 6.5%, 3/10/2021 (b)		2,300,000	2,622,000
144A, 6.75%, 9/30/2022		2,000,000	2,300,000
BNP Paribas SA, 3.25%, 3/3/2023		790,000	796,281
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		475,000	513,000
BPCE SA, 1.7%, 4/25/2016		615,000	615,148
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		1,800,000	1,912,500
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		315,000	310,275
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,085,000	1,133,825
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	229,219
CIT Group, Inc.:
5.0%, 5/15/2017		445,000	485,050
5.25%, 3/15/2018		565,000	624,325
CNH Capital LLC:
144A, 3.625%, 4/15/2018		515,000	524,013
3.875%, 11/1/2015		2,000,000	2,070,000
CNPC General Capital Ltd., 144A, 3.4%, 4/16/2023 (b)		600,000	606,319
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		540,000	556,651
Country Garden Holdings Co., Ltd., (REIT), 144A, 7.5%, 1/10/2023		1,750,000	1,824,375
Deutsche Telekom International Finance BV, 144A, 4.875%, 3/6/2042		800,000	854,617
Development Bank of Kazakhstan JSC:
144A, 5.5%, 12/20/2015		1,750,000	1,872,500
Series 3, 6.5%, 6/3/2020		1,500,000	1,691,250
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	387,000
E*TRADE Financial Corp.:
6.375%, 11/15/2019		665,000	714,875
6.75%, 6/1/2016		865,000	936,362
European Investment Bank:
6.0%, 8/6/2020	AUD	1,944,000	2,219,824
6.125%, 1/23/2017	AUD	1,556,000	1,760,435
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		580,000	601,178
4.25%, 9/20/2022		410,000	433,554
5.875%, 8/2/2021		325,000	379,227
6.625%, 8/15/2017		350,000	411,427
8.125%, 1/15/2020		100,000	128,679
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		230,000	257,025
144A, 5.875%, 1/31/2022		205,000	234,725
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		125,000	144,688
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	242,025
General Electric Capital Corp.:
3.1%, 1/9/2023		1,800,000	1,826,348
5.3%, 2/11/2021		460,000	534,398
Hartford Financial Services Group, Inc.:
4.3%, 4/15/2043		535,000	533,026
6.0%, 1/15/2019		466,000	563,469
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	1,016,533
Hellas Telecommunications Finance SCA, 144A, 8.21%**, 7/15/2015 (PIK)*	EUR	218,377	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		130,000	135,525
8.875%, 2/1/2018		545,000	577,700
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023		850,000	867,000
ING Bank NV, 144A, 2.0%, 9/25/2015		1,135,000	1,154,181
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,593,325
4.625%, 4/15/2021		455,000	462,963
5.75%, 5/15/2016		115,000	125,084
6.25%, 5/15/2019		355,000	398,044
8.625%, 9/15/2015		225,000	256,500
8.625%, 1/15/2022 (b)		310,000	403,000
8.75%, 3/15/2017		705,000	847,762
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,790,000	1,791,217
Jefferies Group LLC, 5.125%, 1/20/2023		600,000	651,086
JPMorgan Chase & Co., 4.35%, 8/15/2021		1,000,000	1,122,886
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		890,000	941,175
8.125%, 7/1/2019		1,270,000	1,400,175
8.625%, 7/15/2020		320,000	361,600
Lukoil International Finance BV:
144A, 6.125%, 11/9/2020		1,750,000	2,003,750
144A, 7.25%, 11/5/2019		2,000,000	2,420,000
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		945,000	985,076
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		1,110,000	1,143,253
Marfrig Holding Europe BV, 144A, 9.875%, 7/24/2017 (b)		1,000,000	935,000
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,000,000	1,057,500
Morgan Stanley, 3.75%, 2/25/2023		1,250,000	1,297,305
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		190,000	205,675
(REIT), 6.875%, 5/1/2021		310,000	337,900
National Money Mart Co., 10.375%, 12/15/2016		655,000	704,944
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	175,313
144A, 5.875%, 3/15/2022		355,000	380,738
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		165,000	168,506
NII Capital Corp., 7.625%, 4/1/2021		320,000	283,200
Nordea Bank AB, 144A, 4.25%, 9/21/2022		495,000	521,492
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		2,000,000	2,290,000
Principal Financial Group, Inc., 3.3%, 9/15/2022		605,000	631,028
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023		1,600,000	1,580,000
RCI Banque SA, 144A, 3.5%, 4/3/2018		2,000,000	2,021,786
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		440,000	460,900
6.875%, 2/15/2021		2,085,000	2,272,650
7.125%, 4/15/2019		630,000	678,825
9.875%, 8/15/2019 (b)		125,000	140,313
Santander U.S. Debt SAU, 144A, 3.724%, 1/20/2015		155,000	157,347
Schaeffler Finance BV:
144A, 4.75%, 5/15/2021		315,000	318,938
144A, 7.75%, 2/15/2017		765,000	869,231
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		245,000	261,844
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		190,000	202,825
SLM Corp., 5.5%, 1/25/2023		1,325,000	1,326,162
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		400,000	432,000
The Goldman Sachs Group, Inc.:
3.625%, 1/22/2023		1,450,000	1,504,150
5.75%, 1/24/2022		950,000	1,134,298
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		245,000	261,844
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		265,000	264,338
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022 (b)		2,000,000	2,175,000
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		1,200,000	1,280,400
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		1,500,000	1,638,750
Turkiye Vakiflar Bankasi Tao, 144A, 6.0%, 11/1/2022 (b)		1,300,000	1,373,125
U.S. Coatings Acquisition, Inc., 144A, 7.375%, 5/1/2021 (b)		155,000	165,463
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		730,000	793,875
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,985,000	2,213,275
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	329,250
Vale Overseas Ltd., 8.25%, 1/17/2034		2,000,000	2,664,906
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		1,330,000	1,351,547
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		235,000	246,163
144A, 7.25%, 2/15/2018		210,000	221,550
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		120,000	128,400
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		630,000	638,691
			128,194,147
Health Care 2.3%
Agilent Technologies, Inc., 3.2%, 10/1/2022		260,000	261,544
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		525,000	574,875
Biomet, Inc.:
144A, 6.5%, 8/1/2020		380,000	414,200
144A, 6.5%, 10/1/2020		110,000	114,950
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,510,000	1,615,700
7.125%, 7/15/2020		1,735,000	1,938,863
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		615,000	697,256
HCA, Inc.:
5.875%, 3/15/2022		275,000	305,250
6.5%, 2/15/2020		1,360,000	1,570,800
7.5%, 2/15/2022		1,030,000	1,230,850
7.875%, 2/15/2020		2,020,000	2,239,675
8.5%, 4/15/2019		200,000	220,500
Hologic, Inc., 6.25%, 8/1/2020		210,000	226,800
IMS Health, Inc., 144A, 6.0%, 11/1/2020		1,295,000	1,385,650
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		350,000	360,441
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		320,000	365,600
STHI Holding Corp., 144A, 8.0%, 3/15/2018		355,000	388,725
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		60,000	61,200
6.25%, 11/1/2018		1,965,000	2,215,537
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		415,000	450,275
Zoetis, Inc., 144A, 3.25%, 2/1/2023		525,000	539,051
			17,177,742
Industrials 4.2%
Accuride Corp., 9.5%, 8/1/2018		345,000	357,506
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		1,750,000	1,898,750
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	549,525
Air Lease Corp.:
4.75%, 3/1/2020 (b)		375,000	388,125
6.125%, 4/1/2017 (b)		470,000	514,650
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018		750,000	751,875
Armored Autogroup, Inc., 9.25%, 11/1/2018		620,000	595,975
BE Aerospace, Inc., 6.875%, 10/1/2020		205,000	230,113
Belden, Inc., 144A, 5.5%, 9/1/2022		365,000	375,950
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		535,000	571,781
144A, 6.125%, 1/15/2023		365,000	394,656
144A, 7.75%, 3/15/2020		260,000	308,100
Casella Waste Systems, Inc., 7.75%, 2/15/2019		610,000	590,175
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		300,000	314,250
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		190,000	191,900
Ducommun, Inc., 9.75%, 7/15/2018		375,000	414,375
DynCorp International, Inc., 10.375%, 7/1/2017		485,000	478,937
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,300,000	1,309,697
Florida East Coast Railway Corp., 8.125%, 2/1/2017		235,000	251,744
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		240,000	256,200
6.75%, 10/1/2020		825,000	898,219
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	376,250
GenCorp, Inc., 144A, 7.125%, 3/15/2021		940,000	1,012,850
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		2,900,000	3,371,250
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		1,600,000	1,736,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		610,000	674,812
7.125%, 3/15/2021 (b)		370,000	411,625
Interline Brands, Inc., 7.5%, 11/15/2018		300,000	324,000
Iron Mountain, Inc., 5.75%, 8/15/2024		245,000	252,350
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		560,000	589,400
Masco Corp., 7.125%, 3/15/2020		855,000	995,857
Meritor, Inc.:
8.125%, 9/15/2015		65,000	70,200
10.625%, 3/15/2018		340,000	374,850
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		435,000	412,162
8.875%, 11/1/2017		250,000	262,813
Navios South American Logistics, Inc.:
9.25%, 4/15/2019		310,000	338,675
144A, 9.25%, 4/15/2019		75,000	81,938
Nortek, Inc., 8.5%, 4/15/2021		460,000	514,050
OSX 3 Leasing BV, 144A, 9.25%, 3/20/2015		1,750,000	1,618,750
Owens Corning, Inc.:
4.2%, 12/15/2022		250,000	263,765
9.0%, 6/15/2019		141,000	181,313
Ply Gem Industries, Inc., 9.375%, 4/15/2017		185,000	204,194
Rexel SA, 144A, 5.25%, 6/15/2020		345,000	363,975
Sitel LLC, 11.5%, 4/1/2018		520,000	347,100
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		255,000	274,762
7.5%, 10/1/2017 (b)		175,000	185,500
Titan International, Inc.:
7.875%, 10/1/2017		520,000	559,000
144A, 7.875%, 10/1/2017		165,000	177,375
TransDigm, Inc., 7.75%, 12/15/2018		400,000	443,000
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		800,000	794,824
United Rentals North America, Inc.:
5.75%, 7/15/2018		375,000	408,750
6.125%, 6/15/2023		35,000	37,713
7.375%, 5/15/2020		824,000	933,180
7.625%, 4/15/2022		655,000	751,612
Watco Companies LLC, 144A, 6.375%, 4/1/2023		195,000	203,288
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	216,500
			31,406,186
Information Technology 1.5%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		300,000	312,750
Avaya, Inc., 144A, 7.0%, 4/1/2019		875,000	842,187
CDW LLC, 8.5%, 4/1/2019		1,455,000	1,631,419
CyrusOne LP, 144A, 6.375%, 11/15/2022		120,000	127,800
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	392,000
Equinix, Inc.:
4.875%, 4/1/2020		335,000	350,075
5.375%, 4/1/2023		915,000	958,462
7.0%, 7/15/2021		325,000	368,063
First Data Corp.:
144A, 6.75%, 11/1/2020		765,000	820,462
144A, 7.375%, 6/15/2019		960,000	1,044,000
144A, 8.875%, 8/15/2020		485,000	552,900
144A, 10.625%, 6/15/2021		525,000	540,094
144A, 11.25%, 1/15/2021		340,000	355,300
Fiserv, Inc., 3.5%, 10/1/2022		620,000	631,953
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		770,000	847,000
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	278,125
7.625%, 6/15/2021		270,000	309,825
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		225,000	226,125
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	167,838
VeriSign, Inc., 144A, 4.625%, 5/1/2023		260,000	266,500
			11,022,878
Materials 4.4%
Alpek SA de CV, 144A, 4.5%, 11/20/2022		1,000,000	1,043,750
APERAM:
144A, 7.375%, 4/1/2016		225,000	227,250
144A, 7.75%, 4/1/2018		270,000	265,275
ArcelorMittal, 6.75%, 2/25/2022		800,000	877,497
Ashland, Inc., 144A, 3.875%, 4/15/2018		190,000	195,700
Axiall Corp., 144A, 4.875%, 5/15/2023		80,000	83,600
Ball Corp.:
7.125%, 9/1/2016		135,000	142,594
7.375%, 9/1/2019		135,000	149,175
Barrick Gold Corp., 144A, 2.5%, 5/1/2018 (c)		340,000	341,623
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		195,000	200,850
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		1,200,000	1,308,000
Clearwater Paper Corp., 7.125%, 11/1/2018		385,000	420,612
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	255,563
Corp Nacional del Cobre de Chile, 144A, 7.5%, 1/15/2019		1,000,000	1,270,863
Crown Americas LLC, 6.25%, 2/1/2021		55,000	60,775
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		160,000	168,000
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,205,000	1,144,750
144A, 9.875%, 6/15/2015		225,000	177,750
Evraz Group SA, 144A, 7.4%, 4/24/2017		1,800,000	1,899,000
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	247,450
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		525,000	546,000
144A, 6.875%, 4/1/2022 (b)		240,000	257,400
144A, 7.0%, 11/1/2015 (b)		380,000	398,050
144A, 8.25%, 11/1/2019 (b)		290,000	319,000
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	800,273
Greif, Inc., 7.75%, 8/1/2019		995,000	1,166,637
Huntsman International LLC:
4.875%, 11/15/2020 (b)		265,000	277,588
8.625%, 3/15/2020		360,000	407,700
8.625%, 3/15/2021 (b)		175,000	201,250
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	302,400
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		100,000	104,750
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		655,000	684,475
144A, 8.75%, 6/1/2020		415,000	448,200
International Paper Co., 7.95%, 6/15/2018		855,000	1,102,284
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	318,500
KGHM International Ltd., 144A, 7.75%, 6/15/2019		675,000	707,062
LyondellBasell Industries NV, 6.0%, 11/15/2021		110,000	133,464
Novelis, Inc.:
8.375%, 12/15/2017		930,000	1,018,350
8.75%, 12/15/2020		1,620,000	1,838,700
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	199,058
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		108,000	123,660
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	581,362
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		400,000	430,500
Polymer Group, Inc., 7.75%, 2/1/2019		350,000	384,562
PolyOne Corp., 144A, 5.25%, 3/15/2023		1,450,000	1,529,750
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		2,000,000	2,044,655
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		285,000	304,238
144A, 8.25%, 1/15/2021		200,000	217,500
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		2,000,000	1,962,500
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		65,000	67,275
144A, 8.125%, 9/15/2019		175,000	200,375
144A, 8.375%, 9/15/2021		175,000	204,750
Southern Copper Corp., 5.25%, 11/8/2042		1,000,000	963,418
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	866,381
Votorantim Overseas IV, 144A, 7.75%, 6/24/2020		1,250,000	1,525,000
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		69,097	69,097
			33,186,241
Telecommunication Services 5.6%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	15,000,000	1,342,939
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		490,000	505,298
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		125,000	133,456
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		575,000	615,250
8.375%, 10/15/2020		1,690,000	1,812,525
8.75%, 3/15/2018 (b)		780,000	795,600
CPI International, Inc., 8.0%, 2/15/2018		270,000	282,825
Cricket Communications, Inc., 7.75%, 10/15/2020 (b)		1,735,000	1,765,362
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		795,000	850,650
144A, 10.5%, 4/15/2018		580,000	642,350
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	210,500
144A, 8.25%, 9/1/2017		2,625,000	2,762,812
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	297,097	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		1,670,000	1,728,450
7.625%, 4/15/2024		140,000	145,950
8.25%, 4/15/2017		331,000	388,511
8.5%, 4/15/2020 (b)		640,000	736,000
8.75%, 4/15/2022		1,240,000	1,395,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,720,000	1,909,200
7.5%, 4/1/2021		1,355,000	1,527,762
8.5%, 11/1/2019 (b)		620,000	697,500
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		835,000	880,925
144A, 8.125%, 6/1/2023 (b)		125,000	133,125
11.25%, 2/4/2017		825,000	878,625
iPCS, Inc., 2.424%**, 5/1/2013		110,000	110,000
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (b)		100,000	110,500
Lynx I Corp., 144A, 5.375%, 4/15/2021		200,000	213,500
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,020,000	1,104,150
7.875%, 9/1/2018 (b)		445,000	490,056
Pacnet Ltd., 144A, 9.25%, 11/9/2015		480,000	501,600
SBA Communications Corp., 144A, 5.625%, 10/1/2019		745,000	784,113
SBA Telecommunications, Inc., 8.25%, 8/15/2019		75,000	83,063
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,080,000	2,256,800
6.0%, 11/15/2022 (b)		450,000	469,125
8.375%, 8/15/2017		350,000	407,750
9.125%, 3/1/2017		320,000	376,800
Syniverse Holdings, Inc., 9.125%, 1/15/2019		140,000	155,050
Telefonica Emisiones SAU, 4.57%, 4/27/2023		1,550,000	1,590,644
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		2,500,000	2,625,000
tw telecom holdings, Inc., 5.375%, 10/1/2022		300,000	314,250
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		2,800,000	2,842,000
Windstream Corp.:
6.375%, 8/1/2023 (b)		280,000	289,800
7.0%, 3/15/2019		255,000	261,056
7.5%, 6/1/2022		1,820,000	2,006,550
7.5%, 4/1/2023		435,000	474,150
7.75%, 10/15/2020 (b)		355,000	389,613
7.75%, 10/1/2021		390,000	430,950
7.875%, 11/1/2017 (b)		1,255,000	1,465,213
8.125%, 9/1/2018		435,000	478,500
			42,370,848
Utilities 2.9%
AES Corp.:
4.875%, 5/15/2023		120,000	122,400
8.0%, 10/15/2017		10,000	11,975
8.0%, 6/1/2020		930,000	1,127,625
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		1,430,000	1,444,929
Calpine Corp.:
144A, 7.5%, 2/15/2021		541,000	611,330
144A, 7.875%, 7/31/2020		516,000	584,370
Dubai Electricity & Water Authority, 144A, 7.375%, 10/21/2020		3,800,000	4,678,750
Electricite de France SA, 144A, 5.25%, 1/29/2049		1,050,000	1,056,163
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		590,000	430,700
Energy Future Intermediate Holding Co., LLC, 11.0%, 10/1/2021		616,000	685,300
GDF Suez, 144A, 2.875%, 10/10/2022		780,000	789,875
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	923,400
144A, 7.25%, 4/1/2016		205,000	230,113
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,252,500
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		3,085,000	3,324,087
NRG Energy, Inc.:
7.625%, 1/15/2018		215,000	249,131
8.25%, 9/1/2020		75,000	85,313
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022		770,000	854,625
PPL Energy Supply LLC, 4.6%, 12/15/2021		2,000,000	2,158,504
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,354,812
			21,975,902
Total Corporate Bonds (Cost $398,598,990)			416,359,812

Mortgage-Backed Securities Pass-Throughs 7.3%
Federal National Mortgage Association, 3.5%, 12/1/2041 (c)		25,000,000	26,575,195
Government National Mortgage Association:
3.0%, 9/1/2042 (c)		16,000,000	16,987,578
3.5%, 10/20/2042		10,572,686	11,207,047
Total Mortgage-Backed Securities Pass-Throughs (Cost $54,356,785)			54,769,820

Asset-Backed 0.5%
Home Equity Loans 0.3%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		308,622	307,707
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		1,200,000	1,253,263
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.339%**, 1/15/2037		605,904	519,764
			2,080,734
Miscellaneous 0.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.958%, 1/17/2024		2,000,000	2,018,042
Total Asset-Backed (Cost $3,785,044)			4,098,776

Commercial Mortgage-Backed Securities 2.0%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.499%**, 11/15/2015		6,214,022	6,262,063
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,961,975
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.199%**, 3/15/2018		780,000	782,808
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,405,000	1,484,900
"A4", Series 2006-LDP7, 6.059%**, 4/15/2045		860,000	974,705
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,910,006
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.466%**, 12/15/2044		860,000	944,114
Total Commercial Mortgage-Backed Securities (Cost $14,285,170)			15,320,571

Collateralized Mortgage Obligations 3.6%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.916%**, 2/25/2034		578,364	576,467
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.405%**, 12/25/2035		1,756,125	1,774,109
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		390,862	326,483
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		1,117,556	1,134,577
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		4,580,041	235,058
"ZB", Series 4183, 3.0%, 3/15/2043		1,503,750	1,460,361
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		676,086	26,291
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		4,987,842	460,091
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		509,994	52,645
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		926,909	100,132
"A", Series 172, Interest Only, 6.5%, 1/1/2024		859,256	123,970
"JS", Series 3572, Interest Only, 6.601%**, 9/15/2039		1,844,313	338,861
Federal National Mortgage Association:
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,598,548	1,877,689
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		943,984	54,871
"SK", Series 2011-78, Interest Only, 5.8%**, 8/25/2041		14,161,051	2,351,682
"HS", Series 2009-87, Interest Only, 5.95%**, 11/25/2039		5,807,431	915,306
"PI", Series 2006-20, Interest Only, 6.48%**, 11/25/2030		2,667,361	519,570
"SI", Series 2007-23, Interest Only, 6.57%**, 3/25/2037		1,061,006	200,170
"JS", Series 2004-59, Interest Only, 6.9%**, 4/25/2023		629,139	8,100
Government National Mortgage Association:
"KM", Series 2013-38, 3.5%, 1/20/2043		2,601,142	2,754,181
"GP", Series 2010-67, 4.5%, 3/20/2039		1,000,000	1,142,834
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		1,857,175	55,353
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		144,729	1,295
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		3,149,496	453,732
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		3,742,250	546,149
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		2,502,466	406,150
JPMorgan Mortgage Trust, "2A1", Series 2006-A2, 2.748%**, 4/25/2036		2,114,192	1,915,168
MASTR Asset Securitization Trust, "1A1", Series 2005-2, 5.25%, 11/25/2035		162,368	164,526
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 1.76%**, 10/25/2035		1,364,401	1,341,586
"2A", Series 2003-A6, 3.132%**, 10/25/2033		994,517	978,709
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		334,465	338,087
Vericrest Opportunity Loan Transferee, "A2", Series 2012-NL1A, 144A, 8.112%, 3/25/2049		841,290	851,563
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.45%**, 10/25/2035		102,659	102,605
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.624%**, 12/25/2034		861,794	866,766
"2A16", Series 2005-AR10, 2.636%**, 6/25/2035		1,362,019	1,341,404
"B1", Series 2004-1, 5.5%, 2/25/2034		1,067,484	1,065,396
Total Collateralized Mortgage Obligations (Cost $25,974,193)			26,861,937

Government & Agency Obligations 15.5%
Sovereign Bonds 4.8%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	682,638
Government of Canada, 0.75%, 5/1/2014	CAD	8,000,000	7,921,227
Government of Japan, Series 144, 1.5%, 3/20/2033	JPY	642,000,000	6,608,474
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	470	105
Republic of Belarus, REG S, 8.75%, 8/3/2015		855,000	891,337
Republic of Croatia, 144A, 6.25%, 4/27/2017		1,800,000	1,980,612
Republic of Hungary, 7.625%, 3/29/2041		2,000,000	2,347,500
Republic of South Africa, 5.5%, 3/9/2020		1,500,000	1,766,250
Republic of Turkey:
3.25%, 3/23/2023		1,000,000	986,250
7.1%, 3/8/2023	TRY	1,100,000	655,613
Republic of Uruguay, 4.125%, 11/20/2045		919,125	894,308
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	19,800,000	677,293
Series 6207, 8.15%, 2/3/2027	RUB	39,600,000	1,439,167
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016		1,000,000	975,000
United Mexican States:
4.75%, 3/8/2044		4,000,000	4,426,000
Series M, 6.5%, 6/10/2021	MXN	25,000,000	2,347,737
Vnesheconombank, 144A, 6.025%, 7/5/2022		1,500,000	1,700,625
			36,300,136
U.S. Treasury Obligations 10.7%
U.S. Treasury Bills:
0.1%***, 9/5/2013 (d)		1,618,000	1,617,671
0.1%***, 9/5/2013 (d)		616,000	615,875
U.S. Treasury Bonds, 4.75%, 2/15/2037		2,940,700	4,013,597
U.S. Treasury Notes:
0.375%, 4/15/2015		25,000,000	25,076,175
0.75%, 6/15/2014		5,000,000	5,033,400
1.5%, 7/31/2016		31,050,000	32,194,969
1.625%, 11/15/2022		3,000,000	2,995,782
1.75%, 5/15/2022		7,000,000	7,125,237
2.125%, 8/15/2021		1,245,000	1,317,560
			79,990,266
Total Government & Agency Obligations (Cost $114,502,718)			116,290,402

Loan Participations and Assignments 7.8%
Senior Loans** 4.5%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		611,925	624,164
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015*		35,460	16,578
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		552,225	559,989
Charter Communications Operating LLC, Term Loan C, 3.45%, 9/6/2016		680,086	682,490
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		610,000	633,128
Clear Channel Communications, Inc., Term Loan B, 3.848%, 1/29/2016		299,668	275,591
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		2,978,987	2,998,291
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		345,000	359,088
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		45,000	45,585
First Data Corp., Term Loan, 4.2%, 3/24/2017		975,000	976,472
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,505,000	1,521,510
HJ Heinz Co., Term Loan B2, 3.50%, 3/27/2020		2,330,000	2,353,556
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		2,475,000	2,492,523
MetroPCS Wireless, Inc., Term Loan B3, 6.0%, 3/16/2018		744,299	746,859
NRG Energy, Inc., Term Loan B, 3.25%, 7/2/2018		555,757	563,313
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		950,231	961,220
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		603,410	598,884
Term Loan B2, 4.25%, 8/7/2019		631,825	628,141
Pinnacle Foods Finance LLC, Term Loan G, 4.75%, 5/2/2013		400,000	402,000
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019		960,000	963,302
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		3,245,000	3,287,931
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		1,630,913	1,648,241
Tomkins LLC: First Lien Term Loan, 5.0%, 11/9/2018		508,725	518,053
Term Loan B2, 3.75%, 9/29/2016		2,662,245	2,701,620
Univision Communications, Inc., Term Loan, 4.75%, 3/2/2020		2,415,716	2,441,238
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		307,141	312,259
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		377,313	383,601
Term Loan B1, 4.25%, 3/15/2018		866,774	881,219
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		683,028	694,411
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018		404,875	411,707
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,235,000	1,242,719
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018		355,000	358,697
			33,284,380
Sovereign Loans 3.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,327,875
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		2,500,000	2,503,125
Gazprom OAO, 144A, 4.95%, 7/19/2022		1,550,000	1,629,980
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		2,000,000	2,074,200
PKO Finance AB, 144A, 4.63%, 9/26/2022		500,000	529,500
RZD Capital PLC, 5.739%, 4/3/2017		4,200,000	4,641,000
Sberbank of Russia, 144A, 6.125%, 2/7/2022		1,800,000	2,054,250
Severstal OAO, 144A, 5.9%, 10/17/2022		2,800,000	2,779,560
TMK OAO, 144A, 6.75%, 4/3/2020		1,400,000	1,379,000
Uralkali OJSC, 144A, 3.723%, 4/30/2018		1,100,000	1,102,750
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		800,000	869,000
144A, 6.95%, 10/17/2022		4,000,000	4,240,000
			25,130,240
Total Loan Participations and Assignments (Cost $57,762,028)			58,414,620

Municipal Bonds and Notes 0.8%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	1,049,042
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	2,006,663
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	947,374
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,757,036
Total Municipal Bonds and Notes (Cost $4,934,407)			5,760,115

Convertible Bonds 0.2%
Consumer Discretionary 0.1%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		350,000	605,719
Materials 0.1%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015		468,054	746,312
Total Convertible Bonds (Cost $814,837)			1,352,031

Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $354,981)		530,000	492,900

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (e) (Cost $14,000)	40	139,104

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	318	1,908
Trump Entertainment Resorts, Inc.*	23	0
Vertis Holdings, Inc.*	226	0
		1,908
Industrials 0.0%
Congoleum Corp.*	9,600	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	6,493
GEO Specialty Chemicals, Inc. 144A*	966	591
Wolverine Tube, Inc.*	2,973	53,871
		60,955
Total Common Stocks (Cost $210,933)		62,863

Preferred Stock 0.1%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $438,219)	465	458,911

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	574	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	43,175	26,039
Hercules Trust II, Expiration Date 3/31/2029*	315	6,533
		32,572
Total Warrants (Cost $70,220)		32,572

Exchange-Traded Fund 0.1%
SPDR Barclays Capital Convertible Securities (Cost $835,934)	21,046	905,187

Open-End Investment Company 1.4%
DWS Floating Rate Fund "Institutional" (f) (Cost $9,369,097)	1,128,472	10,754,338

	Contracts	Value ($)

Call Options Purchased 0.3%
Options on Exchange-Traded Futures Contracts 0.1%
10 Year U.S. Treasury Note Future, Expiration Date 5/24/2013, Strike Price $133.5	1,587	669,516

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.2%
Pay Fixed Rate — 3.583% - Receive Floating — LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	9,300,000	270,038
Pay Fixed Rate — 3.635% - Receive Floating — LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	8,900,000	243,435
Pay Fixed Rate — 3.72% - Receive Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	8,900,000	225,263
Pay Fixed Rate — 4.19% - Receive Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,400,000	249,918
Pay Fixed Rate — 4.32% - Receive Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,100,000	221,650
		1,210,304
Total Call Options Purchased (Cost $2,509,163)		1,879,820

	Contract Amount	Value ($)

Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate — 2.19% - Pay Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,400,000	235,203
Receive Fixed Rate — 2.32% - Pay Floating — LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	9,100,000	262,427
Total Put Options Purchased (Cost $628,823)		497,630

	Shares	Value ($)

Securities Lending Collateral 4.0%
Daily Assets Fund Institutional, 0.13% (f) (g) (h) (Cost $30,381,042)	30,381,042	30,381,042

Cash Equivalents 12.2%
Central Cash Management Fund, 0.10% (f) (g)	87,821,620	87,821,620
DWS Variable NAV Money Fund, 0.23% (f) (g)	349,965	3,500,000
Total Cash Equivalents (Cost $91,321,620)		91,321,620

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $811,148,204)†	111.4	836,154,071
Other Assets and Liabilities, Net (b)	(11.4)	(85,743,376)
Net Assets	100.0	750,410,695

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	35,460	USD	34,545	16,578
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,097	EUR	404,439	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	270,000	USD	272,475	0
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	218,377	EUR	62,954	0
					774,413	16,578

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2013.

***Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $812,271,207. At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $23,882,864. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,775,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,892,990.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is a pending sale, that is also on loan (see Notes to Financial Statements). The value of securities loaned at April 30, 2013 amounted to $28,050,194, which is 3.7% of net assets.

(c) When-issued or delayed delivery security included.

(d) At April 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	14,000	139,104	0.02

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(g) The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SPDR: Standard & Poor's Depositary Receipt

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At April 30, 2013, the Fund had an unfunded loan commitment of $410,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Tallgrass Operators LLC, Term Delay Draw, 11/13/2017	410,000	410,000	—

At April 30, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Japanese Government Bond	JPY	6/11/2013	7	10,378,109	(4,715)
10 Year U.S. Treasury Note	USD	6/19/2013	574	76,548,281	299,163
Federal Republic of Germany Euro-Bund	EUR	6/6/2013	55	10,617,123	31,045
Ultra Long U.S. Treasury Bond	USD	6/19/2013	30	4,930,313	(23,498)
United Kingdom Long Gilt Bond	GBP	6/26/2013	60	11,185,051	24,125
Total net unrealized appreciation					326,120

At April 30, 2013, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/19/2013	77	10,268,672	(20,357)
5 Year U.S. Treasury Note	USD	6/28/2013	110	13,710,469	(151,470)
Total unrealized depreciation					(171,827)

At April 30, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (i)
Call Options Receive Fixed — 3.19% - Pay Floating — LIBOR	2/3/2017 2/3/2027	4,700,000	2/1/2017	338,400	(245,763)
Receive Fixed — 3.32% - Pay Floating — LIBOR	2/3/2017 2/3/2027	4,550,000	2/1/2017	329,102	(218,095)
Receive Fixed — 4.083% - Pay Floating — LIBOR	5/11/2016 5/11/2026	9,300,000	5/9/2016	316,200	(182,567)
Receive Fixed — 4.135% - Pay Floating — LIBOR	4/27/2016 4/27/2026	8,900,000	4/25/2016	329,300	(163,526)
Receive Fixed — 4.22% - Pay Floating — LIBOR	4/22/2016 4/22/2026	8,900,000	4/20/2016	317,285	(151,688)
Total Call Options				1,630,287	(961,639)
Put Options Pay Fixed — 3.19% - Receive Floating — LIBOR	2/3/2017 2/3/2027	4,700,000	2/1/2017	338,400	(301,709)
Pay Fixed — 3.32% - Receive Floating — LIBOR	2/3/2017 2/3/2027	4,550,000	2/1/2017	329,102	(322,666)
Total Put Options				667,502	(624,375)
Total				2,297,789	(1,586,014)

(i) Unrealized appreciation on written options on interest rate swap contracts at April 30, 2013 was $711,775.

At April 30, 2013, credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (j)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
9/21/2009 12/20/2014	1,710,000	1	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA+	21,810	(43,362)	65,172
12/20/2011 3/20/2017	390,000	2	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	56,150	12,782	43,368
6/21/2010 9/20/2013	400,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	9,819	4,903	4,916
6/21/2010 9/20/2015	560,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	57,173	(9,983)	67,156
9/20/2012 12/20/2017	615,000	5	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	83,873	42,417	41,456
3/21/2011 6/20/2016	740,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	91,716	17,388	74,328
12/20/2012 12/20/2017	13,000,000	4	5.0%	Markit Dow Jones CDX North America High Yield Index	1,010,259	420,794	589,465
9/20/2012 12/20/2017	1,000,000	1	5.0%	Markit Dow Jones CDX North America High Yield Index	77,712	(1,150)	78,862
9/20/2012 12/20/2017	6,000,000	3	5.0%	Markit Dow Jones CDX North America High Yield Index	466,273	1,730	464,543
12/20/2012 12/20/2017	5,000,000	6	5.0%	Markit Dow Jones CDX North America High Yield Index	388,561	123,042	265,519
12/20/2012 12/20/2017	3,000,000	1	5.0%	Markit Dow Jones CDX North America High Yield Index	233,137	61,829	171,308
Total unrealized appreciation							1,866,093

(j) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(k) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2013, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
7/16/2013 7/16/2014	6,500,000	7	Floating — LIBOR	Fixed — 0.515%	13,348	(203)	13,551
9/17/2013 9/17/2017	8,000,000	6	Floating — LIBOR	Fixed — 0.94%	(63,081)	(438)	(62,643)
7/16/2013 7/16/2023	12,000,000	7	Fixed — 1.858%	Floating — LIBOR	63,891	5,283	58,608
7/16/2013 7/16/2018	300,000	7	Floating —- LIBOR	Fixed — 1.148%	3,495	(58)	3,553
4/13/2012 4/13/2016	8,500,000	8	Floating — LIBOR	Fixed — 1.22%	196,785	—	196,785
7/16/2013 7/16/2033	1,700,000	7	Floating — LIBOR	Fixed — 2.322%	(94,718)	669	(95,387)
7/16/2013 7/16/2043	1,500,000	7	Floating — LIBOR	Fixed — 2.424%	(130,413)	2,082	(132,495)
Total net unrealized depreciation							(18,028)

Counterparties:

1 JPMorgan Chase Securities, Inc.

2 Credit Suisse

3 Citibank, Inc.

4 Bank of America

5 UBS AG

6 Morgan Stanley

7 Nomura International PLC

8 BNP Paribas

At April 30, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	7,242,700	GBP	4,700,000	5/9/2013	57,579	JPMorgan Chase Securities, Inc.
USD	3,663,352	EUR	2,800,000	5/10/2013	24,352	JPMorgan Chase Securities, Inc.
USD	1,855,248	CLP	880,000,000	5/13/2013	9,711	JPMorgan Chase Securities, Inc.
USD	5,589,810	MXN	69,100,000	5/13/2013	94,700	Barclays Bank PLC
USD	1,105,568	EUR	845,000	5/15/2013	7,365	JPMorgan Chase Securities, Inc.
USD	5,460,480	NZD	6,400,000	5/20/2013	17,082	Barclays Bank PLC
JPY	150,000,000	USD	1,619,573	5/21/2013	80,714	JPMorgan Chase Securities, Inc.
SEK	28,616,075	NOK	25,500,000	5/21/2013	5,206	Bank of America
SEK	19,156,172	NOK	17,100,000	5/21/2013	8,646	Nomura International PLC
JPY	450,000,000	USD	4,823,461	5/21/2013	206,885	Nomura International PLC
USD	3,026,683	JPY	300,000,000	6/19/2013	51,499	Nomura International PLC
JPY	150,000,000	USD	1,573,148	6/19/2013	34,057	UBS AG
JPY	150,000,000	USD	1,582,532	6/19/2013	43,441	Barclays Bank PLC
USD	6,803,262	GBP	4,400,000	6/24/2013	29,109	Nomura International PLC
USD	5,486,914	MXN	67,350,000	6/24/2013	34,686	JPMorgan Chase Securities, Inc.
AUD	3,400,000	USD	3,542,266	7/5/2013	34,698	Nomura International PLC
USD	7,262,330	JPY	720,000,000	7/16/2013	126,546	Nomura International PLC
Total unrealized appreciation					866,276

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	4,700,000	USD	7,184,260	5/9/2013	(116,019)	Nomura International PLC
EUR	2,800,000	USD	3,644,956	5/10/2013	(42,748)	Nomura International PLC
USD	1,917,284	MXN	23,200,000	5/13/2013	(8,193)	Barclays Bank PLC
MXN	22,700,000	USD	1,809,712	5/13/2013	(57,703)	Barclays Bank PLC
MXN	46,400,000	USD	3,743,431	5/13/2013	(73,664)	JPMorgan Chase Securities, Inc.
CLP	880,000,000	USD	1,853,881	5/13/2013	(11,080)	JPMorgan Chase Securities, Inc.
EUR	2,351,200	USD	3,070,426	5/15/2013	(26,293)	Citigroup, Inc.
NZD	4,300,000	USD	3,638,789	5/20/2013	(41,448)	Bank of America
NZD	2,100,000	USD	1,773,345	5/20/2013	(23,980)	UBS AG
USD	4,899,772	JPY	450,000,000	5/21/2013	(283,195)	JPMorgan Chase Securities, Inc.
USD	1,570,220	JPY	150,000,000	5/21/2013	(31,361)	Nomura International PLC
CHF	6,985,624	EUR	5,700,000	5/28/2013	(7,075)	JPMorgan Chase Securities, Inc.
EUR	4,300,000	USD	5,663,857	6/3/2013	(264)	Nomura International PLC
GBP	4,400,000	USD	6,634,712	6/24/2013	(197,660)	JPMorgan Chase Securities, Inc.
MXN	22,450,000	USD	1,833,206	6/24/2013	(7,328)	UBS AG
USD	3,557,250	AUD	3,400,000	7/5/2013	(49,681)	Barclays Bank PLC
AUD	3,850,000	USD	3,967,259	7/9/2013	(3,370)	Nomura International PLC
CAD	8,000,000	USD	7,809,732	7/9/2013	(118,204)	JPMorgan Chase Securities, Inc.
EUR	4,150,000	USD	5,395,490	7/9/2013	(72,440)	Nomura International PLC
JPY	360,000,000	USD	3,630,910	7/16/2013	(63,528)	Nomura International PLC
JPY	360,000,000	USD	3,683,441	7/16/2013	(10,997)	Bank of America
JPY	645,079,050	USD	6,494,799	7/31/2013	(125,830)	Nomura International PLC
JPY	180,000,000	USD	1,842,888	8/1/2013	(4,518)	Nomura International PLC
Total unrealized depreciation					(1,376,579)

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB Russian Ruble
SEK Swedish Krona
TRY Turkish Lira
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options purchased, futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (l)
Corporate Bonds	$—	$416,290,715	$69,097	$416,359,812
Mortgage-Backed Securities Pass-Through	—	54,769,820	—	54,769,820
Asset-Backed	—	4,098,776	—	4,098,776
Commercial Mortgage- Backed Securities	—	15,320,571	—	15,320,571
Collateralized Mortgage Obligations	—	26,861,937	—	26,861,937
Government & Agency Obligations	—	116,290,402	—	116,290,402
Loan Participations and Assignments	—	58,414,620	—	58,414,620
Municipal Bonds and Notes	—	5,760,115	—	5,760,115
Convertible Bonds	—	605,719	746,312	1,352,031
Preferred Securities	—	492,900	—	492,900
Other Investments	—	—	139,104	139,104
Common Stocks (l)	—	1,908	60,955	62,863
Preferred Stock	—	458,911	—	458,911
Warrants (l)	—	—	32,572	32,572
Exchange-Traded Fund	905,187	—	—	905,187
Open-End Investment Company	10,754,338	—	—	10,754,338
Short-Term Investments (l)	121,702,662	—	—	121,702,662
Derivatives (m)
Purchased Options	669,516	1,707,934	—	2,377,450
Futures Contracts	354,333	—	—	354,333
Credit Default Swap Contracts	—	1,866,093	—	1,866,093
Interest Rate Swap Contracts	—	272,497	—	272,497
Forward Foreign Currency Exchange Contracts	—	866,276	—	866,276
Total	$134,386,036	$704,079,194	$1,048,040	$839,513,270
Liabilities
Derivatives (m)
Written Options	$—	$(1,586,014)	$—	$(1,586,014)
Futures Contracts	(200,040)	—	—	(200,040)
Interest Rate Swap Contracts	—	(290,525)	—	(290,525)
Forward Foreign Currency Exchange Contracts	—	(1,376,579)	—	(1,376,579)
Total	$(200,040)	$(3,253,118)	$—	$(3,453,158)

During the period ended April 30, 2013, the amount of transfers between Level 2 and Level 3 was $169. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended April 30, 2013, the amount of transfers between Level 3 and Level 2 was $490,250. Investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(l) See Investment Portfolio for additional detailed categorizations.

(m) Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2013 (Unaudited)
Assets
Investments: Investment in non-affiliated securities, at value (cost $680,076,445) — including $28,050,194 of securities loaned	$703,697,071
Investment in Daily Assets Fund Institutional (cost $30,381,042)*	30,381,042
Investment in DWS Floating Rate Fund (cost $9,369,097)	10,754,338
Investment in DWS Variable NAV Money Fund (cost $3,500,000)	3,500,000
Investment in Central Cash Management Fund (cost $87,821,620)	87,821,620
Total investments in securities, at value (cost $811,148,204)	836,154,071
Cash	6,912,866
Foreign currency, at value (cost $942,684)	959,395
Deposit from broker on swap contracts	1,170,000
Receivable for investments sold	2,150,234
Receivable for investments sold — when-issued/delayed delivery securities	43,613,466
Receivable for Fund shares sold	3,639,199
Dividends receivable	8,116
Interest receivable	7,548,546
Receivable for variation margin on futures contracts	235
Net receivable for pending swap contracts	168,260
Unrealized appreciation on swap contracts	2,138,590
Unrealized appreciation on forward foreign currency exchange contracts	866,276
Upfront payments paid on swap contracts	692,919
Other assets	79,842
Total assets	906,102,015

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2013 (Unaudited) (continued)
Liabilities
Payable upon return of securities loaned	30,381,042
Payable for investments purchased	32,081,586
Payable for investments purchased — when-issued/delayed delivery securities	86,873,520
Payable for Fund shares redeemed	1,029,444
Payable upon return of deposit for swap contracts	1,170,000
Options written, at value (premiums received $2,297,789)	1,586,014
Unrealized depreciation on swap contracts	290,525
Unrealized depreciation on forward foreign currency exchange contracts	1,376,579
Upfront payments received on swap contracts	55,194
Accrued management fee	273,826
Accrued Trustees' fees	520
Other accrued expenses and payables	573,070
Total liabilities	155,691,320
Net assets, at value	$750,410,695
Net Assets Consist of
Undistributed net investment income	3,185,064
Net unrealized appreciation (depreciation) on: Investments	25,005,867
Swap contracts	1,848,065
Futures	154,293
Foreign currency	(485,575)
Written options	711,775
Accumulated net realized gain (loss)	1,464,652
Paid-in capital	718,526,554
Net assets, at value	$750,410,695

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2013 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($498,247,126 ÷ 97,146,430 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.13
Maximum offering price per share (100 ÷ 97.25 of $5.13)	$5.28
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,450,282 ÷ 671,883 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.14
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($107,153,493 ÷ 20,740,967 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.17
Class S Net Asset Value, offering and redemption price per share ($141,559,794 ÷ 27,566,917 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.14

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2013 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $1,115)	$14,389,166
Dividends	34,354
Income distributions from affiliated Funds	319,286
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	37,931
Total income	14,780,737
Expenses: Management fee	1,537,867
Administration fee	333,484
Services to shareholders	386,278
Distribution and service fees	984,315
Custodian fee	39,721
Professional fees	52,041
Reports to shareholders	41,139
Registration fees	40,442
Trustees' fees and expenses	9,721
Other	44,907
Total expenses before expense reductions	3,469,915
Expense reductions	(31,382)
Total expenses after expense reductions	3,438,533
Net investment income	11,342,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	6,106,911
Swap contracts	711,732
Futures	2,058,874
Written options	431,577
Foreign currency	(221,027)
9,088,067
Change in net unrealized appreciation (depreciation) on: Investments	4,753,269
Swap contracts	1,494,264
Futures	99,198
Written options	82,472
Foreign currency	(566,868)
5,862,335
Net gain (loss)	14,950,402
Net increase (decrease) in net assets resulting from operations	$26,292,606

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations: Net investment income	$11,342,204	$21,124,533
Net realized gain (loss)	9,088,067	19,114,821
Change in net unrealized appreciation (depreciation)	5,862,335	17,798,095
Net increase (decrease) in net assets resulting from operations	26,292,606	58,037,449
Distributions to shareholders from: Net investment income: Class A	(9,650,569)	(18,654,268)
Class B	(64,188)	(189,675)
Class C	(1,543,505)	(2,277,155)
Class S	(2,736,546)	(2,889,532)
Net realized gains: Class A	(1,520,826)	—
Class B	(14,305)	—
Class C	(276,159)	—
Class S	(384,944)	—
Total distributions	(16,191,042)	(24,010,630)
Fund share transactions: Proceeds from shares sold	223,190,651	228,305,299
Reinvestment of distributions	13,961,377	20,749,052
Payments for shares redeemed	(93,071,939)	(112,252,236)
Net increase (decrease) in net assets from Fund share transactions	144,080,089	136,802,115
Increase (decrease) in net assets	154,181,653	170,828,934
Net assets at beginning of period	596,229,042	425,400,108
Net assets at end of period (including undistributed net investment income of $3,185,064 and $5,837,668, respectively)	$750,410,695	$596,229,042

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$5.06		$4.71	$4.85	$4.57	$3.80	$4.70
Income (loss) from investment operations: Net investment incomea	.09		.21	.25	.26	.22	.22
Net realized and unrealized gain (loss)	.11		.38	(.14)	.29	.78	(.85)
Total from investment operations	.20		.59	.11	.55	1.00	(.63)
Less distributions from: Net investment income	(.11)		(.24)	(.25)	(.26)	(.23)	(.20)
Net realized gains	(.02)		—	—	(.01)	—	—
Return of capital	—		—	—	—	—	(.07)
Total distributions	(.13)		(.24)	(.25)	(.27)	(.23)	(.27)
Net asset value, end of period	$5.13		$5.06	$4.71	$4.85	$4.57	$3.80
Total Return (%)b,c	3.89	**	12.86	2.15	12.50	27.28	(14.22)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	498		424	347	368	340	280
Ratio of expenses before expense reductions (%)	.98	*	1.03	1.06	1.06	1.08	1.12
Ratio of expenses after expense reductions (%)	.97	*	1.01	1.04	1.05	1.07	1.11
Ratio of net investment income (%)	3.46	*	4.38	5.32	5.44	5.42	4.76
Portfolio turnover rate (%)	76	**	129	154	182	252	185
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$5.06		$4.71	$4.86	$4.58	$3.80	$4.71
Income (loss) from investment operations: Net investment incomea	.07		.18	.21	.22	.19	.18
Net realized and unrealized gain (loss)	.12		.37	(.15)	.29	.78	(.86)
Total from investment operations	.19		.55	.06	.51	.97	(.68)
Less distributions from: Net investment income	(.09)		(.20)	(.21)	(.22)	(.19)	(.16)
Net realized gains	(.02)		—	—	(.01)	—	—
Return of capital	—		—	—	—	—	(.07)
Total distributions	(.11)		(.20)	(.21)	(.23)	(.19)	(.23)
Net asset value, end of period	$5.14		$5.06	$4.71	$4.86	$4.58	$3.80
Total Return (%)b,c	3.66	**	11.89	1.27	11.60	26.29	(15.09)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		4	5	7	9	10
Ratio of expenses before expense reductions (%)	1.83	*	1.86	1.91	1.90	1.94	1.96
Ratio of expenses after expense reductions (%)	1.82	*	1.84	1.89	1.88	1.83	1.88
Ratio of net investment income (%)	2.60	*	3.59	4.47	4.61	4.66	3.99
Portfolio turnover rate (%)	76	**	129	154	182	252	185
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$5.09		$4.74	$4.89	$4.60	$3.82	$4.73
Income (loss) from investment operations: Net investment incomea	.07		.18	.22	.22	.19	.18
Net realized and unrealized gain (loss)	.12		.38	(.15)	.31	.79	(.86)
Total from investment operations	.19		.56	.07	.53	.98	(.68)
Less distributions from: Net investment income	(.09)		(.21)	(.22)	(.23)	(.20)	(.16)
Net realized gains	(.02)		—	—	(.01)	—	—
Return of capital	—		—	—	—	—	(.07)
Total distributions	(.11)		(.21)	(.22)	(.24)	(.20)	(.23)
Net asset value, end of period	$5.17		$5.09	$4.74	$4.89	$4.60	$3.82
Total Return (%)b,c	3.70	**	11.95	1.39	11.61	26.48	(14.98)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	107		74	43	43	37	24
Ratio of expenses before expense reductions (%)	1.72	*	1.78	1.81	1.82	1.84	1.89
Ratio of expenses after expense reductions (%)	1.71	*	1.76	1.80	1.80	1.82	1.87
Ratio of net investment income (%)	2.73	*	3.59	4.56	4.69	4.66	4.00
Portfolio turnover rate (%)	76	**	129	154	182	252	185
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$5.06		$4.71	$4.86	$4.58	$3.80	$4.70
Income (loss) from investment operations: Net investment incomea	.09		.22	.26	.26	.23	.22
Net realized and unrealized gain (loss)	.12		.38	(.15)	.30	.78	(.85)
Total from investment operations	.21		.60	.11	.56	1.01	(.63)
Less distributions from: Net investment income	(.11)		(.25)	(.26)	(.27)	(.23)	(.20)
Net realized gains	(.02)		—	—	(.01)	—	—
Return of capital	—		—	—	—	—	(.07)
Total distributions	(.13)		(.25)	(.26)	(.28)	(.23)	(.27)
Net asset value, end of period	$5.14		$5.06	$4.71	$4.86	$4.58	$3.80
Total Return (%)b	4.20	**	13.07	2.32	12.77	27.56	(14.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	142		94	30	33	13	4
Ratio of expenses before expense reductions (%)	.77	*	.84	.88	.90	.92	1.03
Ratio of expenses after expense reductions (%)	.76	*	.80	.87	.89	.81	.89
Ratio of net investment income (%)	3.68	*	4.49	5.49	5.60	5.68	4.97
Portfolio turnover rate (%)	76	**	129	154	182	252	185
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Unconstrained Income Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $4,327,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2017, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes, if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities, investments in futures and swap contracts, forward currency contracts and recognition of certain foreign currency gain (loss) as ordinary income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Interest Rate Swap Contracts. For the six months ended April 30, 2013, the Fund entered into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. In addition, both the Fund and counterparty may agree to exchange variable rate payments based on different indices. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in interest rate swap contracts had a total notional amount of $38,500,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended April 30, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to $8,400,000, and the investment in credit default contracts sold had a total notional value generally indicative of a range from $13,910,000 to $32,415,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2013, the Fund entered into options on interest rate futures and on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2013 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in written option contracts had a total value generally indicative of a range from approximately $1,586,000 to $2,120,000, and purchased option contracts had a total value generally indicative of a range from approximately $1,896,000 to $2,377,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2013, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund enters into futures contracts on global bonds, including indices, as part of its global tactical asset allocation overlay strategy. For the six months ended April 30, 2013, as part of this strategy, the Fund used futures contracts to attempt to take advantage of inefficiencies within the global bond markets.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $113,659,000 to $131,945,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $13,611,000 to $80,534,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2013, the Fund entered into forward currency contracts in order to hedge against anticipated currency market changes and for non-hedging purposes to seek to enhance potential gains. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. For the six months ended April 30, 2013, as part of this strategy, the Fund used forward currency contracts to gain exposure to changes in the value of foreign currencies to attempt to take advantage of inefficiencies within the currency markets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $51,307,000 to $86,816,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $28,072,000 to $59,441,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from approximately $4,719,000 to $28,825,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$2,377,450	$—	$272,497	$354,333	$3,004,280
Credit Contracts (b)	—	—	1,866,093	—	1,866,093
Foreign Exchange Contracts (c)	—	866,276	—	—	866,276
	$2,377,450	$866,276	$2,138,590	$354,333	$5,736,649

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Investments in securities, at value (includes purchased options) and unrealized appreciation on swap contracts, respectively

(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(1,586,014)	$—	$(290,525)	$(200,040)	$(2,076,579)
Foreign Exchange Contracts (c)	—	(1,376,579)	—	—	(1,376,579)
	$(1,586,014)	$(1,376,579)	$(290,525)	$(200,040)	$(3,453,158)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Options written, at value and unrealized depreciation on swap contracts

(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$5,722	$431,577	$—	$37,986	$2,058,874	$2,534,159
Credit Contracts (a)	—	—	—	673,746	—	673,746
Foreign Exchange Contracts (b)	—	—	(196,598)	—	—	(196,598)
	$5,722	$431,577	$(196,598)	$711,732	$2,058,874	$3,011,307

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$113,186	$82,472	$—	$(153,156)	$99,198	$141,700
Credit Contracts (a)	—	—	—	1,647,420	—	1,647,420
Foreign Exchange Contracts (b)	—	—	(583,598)	—	—	(583,598)
	$113,186	$82,472	$(583,598)	$1,494,264	$99,198	$1,205,522

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $565,234,609 and $442,085,428, respectively. Purchases and sales of U.S. Treasury securities aggregated $28,067,596 and $36,619,778, respectively.

For the six months ended April 30, 2013, transactions for written options on futures contracts and on interest rate swap contracts were as follows:
	Contracts/ Contract Amount	Premium
Outstanding, beginning of period	72,700,035	$2,749,434
Options written	50	19,421
Options closed	(27,100,000)	(438,050)
Options expired	(85)	(33,016)
Outstanding, end of period	45,600,000	$2,297,789

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") acts as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, QS Investors manages the portion of assets allocated from time to time to the Fund's global tactical asset allocation ("GTAA") overlay strategy. QS Investors is paid by the Advisor for the services QS Investors provides to the Fund. Effective May 31, 2013, QS Investors will no longer serve as subadvisor to the Fund, and the Fund will no longer utilize the GTAA strategy.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average daily net assets	.480%
Next $750 million of such net assets	.450%
Next $1.5 billion of such net assets	.430%
Next $2.5 billion of such net assets	.410%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.360%
Next $2.5 billion of such net assets	.340%
Over $12.5 billion of such net assets	.320%

The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of the DWS Floating Rate Fund and DWS Variable NAV Money Fund ("DWS affiliated mutual funds").

Accordingly, for the six months ended April 30, 2013, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $31,236, and the amount charged aggregated $1,506,631, which was equivalent to an annualized effective rate of 0.45% of the Fund's average daily net assets.

For the period from November 1, 2012 through January 31, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.07%
Class B	1.82%
Class C	1.82%
Class S	.82%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2013, the Administration Fee was $333,484, of which $60,172 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2013
Class A	$128,544	$—	$69,819
Class B	2,013	146	908
Class C	11,240	—	5,192
Class S	15,557	—	6,568
	$157,354	$146	$82,487

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2013
Class B	$14,312	$2,154
Class C	327,083	62,576
	$341,395	$64,730

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2013	Annualized Effective Rate
Class A	$529,366	$188,382	.23%
Class B	4,728	1,493	.25%
Class C	108,826	40,925	.25%
	$642,920	$230,800

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2013 aggregated $34,378.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2013, the CDSC for Class B and C shares aggregated $2,688 and $5,780, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2013, DIDI received $3,164 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $14,274, of which $11,436 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor (0.00% net effective rate for the period ending April 30, 2013), the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2013, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,201.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2013.

F. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

G. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	21,913,309	$111,317,296	23,570,864	$116,039,158
Class B	27,713	140,956	89,230	436,123
Class C	7,528,002	38,534,191	7,035,069	35,011,048
Class S	14,397,519	73,198,208	15,519,855	76,818,970
		$223,190,651		$228,305,299
Shares issued to shareholders in reinvestment of distributions
Class A	1,951,522	$9,895,019	3,350,740	$16,380,848
Class B	12,236	62,095	29,998	146,508
Class C	288,107	1,471,715	376,599	1,858,840
Class S	498,862	2,532,548	479,735	2,362,856
		$13,961,377		$20,749,052
Shares redeemed
Class A	(10,514,824)	$(53,419,353)	(16,759,706)	$(82,070,484)
Class B	(194,954)	(990,808)	(392,309)	(1,921,646)
Class C	(1,614,198)	(8,256,754)	(1,982,079)	(9,746,233)
Class S	(5,976,185)	(30,405,024)	(3,753,319)	(18,513,873)
		$(93,071,939)		$(112,252,236)
Net increase (decrease)
Class A	13,350,007	$67,792,962	10,161,898	$50,349,522
Class B	(155,005)	(787,757)	(273,081)	(1,339,015)
Class C	6,201,911	31,749,152	5,429,589	27,123,655
Class S	8,920,196	45,325,732	12,246,271	60,667,953
		$144,080,089		$136,802,115

I. Transactions with Affiliates

The Underlying DWS Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund's transactions with affiliated Underlying DWS Funds during the six months ended April 30, 2013 is as follows:
Affiliate	Value ($) at 10/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 4/30/2013
DWS Floating Rate Fund	10,596,352	—	—	—	265,642	10,754,338
DWS Variable NAV Money Fund	—	3,500,000	—	—	—	3,500,000
Central Cash Management Fund	47,053,397	458,948,338	418,180,115	—	53,644	87,821,620
Total	57,649,749	462,448,338	418,180,115	—	319,286	102,075,958

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2012 to April 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,038.90	$1,036.60	$1,037.00	$1,042.00
Expenses Paid per $1,000*	$4.90	$9.19	$8.64	$3.85
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,019.98	$1,015.77	$1,016.31	$1,021.03
Expenses Paid per $1,000*	$4.86	$9.10	$8.55	$3.81

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Unconstrained Income Fund	.97%	1.82%	1.71%	.76%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S
Nasdaq Symbol	KSTAX	KSTBX	KSTCX	KSTSX
CUSIP Number	23337K 101	23337K 200	23337K 309	23337K 507
Fund Number	010	210	310	2391

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DUIF-3
(R-027577-2 6/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Unconstrained Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 26, 2013